Provisions, Contingent Liabilities, Commitments, Guarantees, Pledged Assets, and Collateral (Details of Assets Pledged Against Liabilities and Collateral Assets Held or Re-pledged) (Parenthetical) (Details) - CAD ($)
$ in Billions
	Oct. 31, 2025	Oct. 31, 2024
Provisions, Contingent Liabilities, Commitments, Guarantees, Pledged Assets, And Collateral [Abstract]
Assets pledged and that the counterparty can subsequently repledge	$ 68.0	$ 63.7